Earning Per Share - Summary of Earnings Per Share (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2015 CNY (¥) shares
Earnings per share [Abstract]
Profit attributable to ordinary equity holders of the parent	¥ 953,922	$ 150,713	¥ 515,737	¥ 341,108
Weighted average number of ordinary shares for basic earnings per share calculations	40,764,569	40,764,569	40,016,808	38,712,282
Diluted effect of share options	0	0	0	0
Weighted average number of ordinary shares adjusted for effect of dilution	40,764,569	40,764,569	40,016,808	38,712,282